Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Cillian M. Lynch, Esquire

202.419.8416

clynch@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 002-97596

1940 Act File No. 811-04297

August 21, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	VanEck Funds (“Registrant”)
File Nos. 002-97596 and 811-04297
Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 150/151 (the “Amendment”) to the Registration Statement on Form N-1A of the Registrant. The purpose of the Amendment is to register shares of the VanEck Wide MOAT Fund (the “Fund”).

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

Please direct questions or comments relating to the Amendment to me at the above-referenced telephone number.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch

A Pennsylvania Limited Liability Partnership